CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenues	$ 1,335,135	$ 1,300,543	$ 621,204
Operating costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	632,616	581,264	233,999
Selling, general and administrative (exclusive of depreciation and amortization shown separately below)	429,087	397,574	177,887
Depreciation and amortization	183,165	159,993	23,390
Restructuring, acquisition and integration-related costs	18,244	32,068	22,368
Impairment of intangible assets	0	0	1,711
Total operating costs and expenses	1,263,112	1,170,899	459,355
Income from operations	72,023	129,644	161,849
Interest expense and other, net	(63,416)	(70,640)	(23,409)
Income before income taxes	8,607	59,004	138,440
Income tax (provision) benefit	1,331	(21,731)	(56,867)
Income from continuing operations	9,938	37,273	81,573
Loss from discontinued operations, net of tax	(2,418)	(2,706)	(93)
Net income	7,520	34,567	81,480
Other comprehensive income (loss), net of tax:
Unrealized holding (losses) gains on investments, net of tax	26	(255)	(253)
Other comprehensive income (loss), net of tax	26	(255)	(253)
Comprehensive income	$ 7,546	$ 34,312	$ 81,227
Basic net income per share
Continuing operations	$ 0.09	$ 0.34	$ 0.75
Discontinued operations	$ (0.02)	$ (0.03)	$ 0.00
Basic net income per share	$ 0.07	$ 0.32	$ 0.75
Basic weighted average common shares outstanding	105,221	108,098	108,057
Diluted net income per share
Continuing operations	$ 0.09	$ 0.34	$ 0.75
Discontinued operations	$ (0.02)	$ (0.02)	$ 0.00
Diluted net income per share	$ 0.07	$ 0.32	$ 0.74
Diluted weighted average common shares outstanding	105,983	108,949	109,468